Financial instruments - Functional Currency (Details 1) $ in Thousands	Dec. 31, 2017 USD ($)
Cash and cash equivalents
Foreign Currency Fair Value Hedge Derivative [Line Items]
Foreign currency fair value hedge asset	$ 30,859
Accounts receivable
Foreign Currency Fair Value Hedge Derivative [Line Items]
Foreign currency fair value hedge asset	10,624
Accounts payable
Foreign Currency Fair Value Hedge Derivative [Line Items]
Foreign currency fair value hedge liability	3,594
Long-term debt, including current portion
Foreign Currency Fair Value Hedge Derivative [Line Items]
Foreign currency fair value hedge liability	36,322
Long-term royalty payable, including current portion
Foreign Currency Fair Value Hedge Derivative [Line Items]
Foreign currency fair value hedge liability	$ 19,031